MARKETABLE SECURITIES - Marketable securities (Details) (USD $)	3 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended		16 Months Ended	25 Months Ended
	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cost
Gross Unrealized Gains
Gross Unrealized Losses
Realized gain - available for sale securities	415,000	1,656,333	755,600	1,490,600	1,490,600		1,490,600	3,146,933
Fair Value